D1 Provisions	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
D1 Provisions

D1	Provisions

Provisions
		Customer	Suppliers
	Restructuring	related	related	Warranty	Other	Total
2020
Opening balance	1,095	3,738	1,309	941	3,840	10,923
Additions	1,144	1,108	535	248	2,212	5,247
Reversal of excess amounts	(149)	(83)	(438)	(99)	(392)	(1,161)
Negative effect on Income statement						4,086
Utilization/Cash out	(815)	(766)	(595)	(105)	(1,694)	(3,975)
Reclassiﬁcations	9	(4)	(14)	3	(21)	(27)
Translation differences	(84)	(143)	(6)	(1)	(307)	(541)
Closing balance	1,200	3,850	791	987	3,638	10,466

2019
Opening balance	3,309	8,916	1,559	363	1,861	16,008
Additions	436	1,323	1,641	906	2,866	7,172
Reversal of excess amounts	(290)	(86)	(739)	(43)	(25)	(1,183)
Negative effect on Income statement						5,989
Utilization/Cash out	(1,788)	(3,247)	(1,052)	(288)	(1,201)	(7,576)
Reclassiﬁcations	(659)	(3,217)	(101)	—	358	(3,619)
Translation differences	87	49	1	3	(19)	121
Closing balance	1,095	3,738	1,309	941	3,840	10,923

Provisions will fluctuate over time depending on business mix, market mix and technology shifts. Risk assessment in the ongoing business is performed monthly to identify the need for new additions and reversals. During certain years the Company undertakes restructuring activities that may require recognition of provisions. Management uses its best judgment to estimate provisions based on this assessment. Under certain circumstances, provisions are no longer required due to outcomes being more favourable than anticipated, which affect the provisions balance as a reversal. In other cases, the outcome can be negative, and if so, a charge is recorded in the income statement.

For 2020, new or additional provisions amounting to SEK 5.2 billion were made, and SEK 1.2 billion of provisions were reversed. The actual cash outlays for 2020 were SEK 4.0 billion compared with the estimated SEK 9.3 billion. The expected total cash outlays in 2021 are approximately SEK 6.3 billion.

Of the total provisions, SEK 2.9 (2.7) billion is classified as non-current. For more information, see note A1 “Significant accounting policies” and note A2 “Critical accounting estimates and judgments.”

Restructuring provisions

In 2020, SEK 1.1 billion in provisions were made and SEK 0.1 billion were reversed due to a more favorable outcome than expected. The scope of the structural efficiency measures involves service delivery, supply and manufacturing, R&D and Selling and administrative expenses. The cash outlays for restructuring provisions were SEK 0.8 billion for the full-year, compared with the expected SEK 1.1 billion. The cash outlays for the full-year also includes provisions identified and paid out during 2020. The cash outlays for 2021 for these provisions are estimated to total approximately SEK 1.2 billion. For more information about the restructuring charges booked in the income statement, see note B3 “Expenses by nature.”

Customer related

Customer related provision consists of mainly provision for onerous customer contracts. During 2020, new provisions amounting to SEK 1.1 billion were made for onerous customer contracts where it is probable that expected costs will exceed revenue for the remaining duration of the contracts. The cash outlays were SEK 0.8 billion in 2020 compared to the estimated of SEK 3.7 billion. The main reason for the difference is due to a provision that has a slower utilization because of the COVID-19 travel restrictions. For 2021, the cash outlays for these provisions are estimated to total approximately SEK 1.1 billion.

Supplier related

Supplier related provisions include provision for supplier claims/guarantees. During 2020, new provisions amounting to SEK 0.5 billion were made and SEK 0.4 billion were reversed due to more favorable outcome. The cash outlays were SEK 0.6 billion in 2020 compared to the estimated of SEK 1.3 billion. For 2021, the cash outlays for this provision is estimated to total approximately SEK 0.7 billion.

Warranty provisions

Warranty provisions are based on historic quality rates for established products as well as estimates regarding quality rates for new products and costs to remedy the various types of faults predicted. These provisions do not include costs for service in additions within customer contracts that are accounted for as separate performance obligations. During 2020, new provisions amounting to SEK 0.2 billion were made. The actual cash outlays for 2020 were SEK 0.1 billion, compared to the expected SEK 0.8 billion. The cash outlays of warranty provisions during year 2021 are estimated to total approximately SEK 0.8 billion.

Other provisions

Other provisions include provisions for share-based payments, litigations and other. During 2020, new provisions amounting to SEK 2.2 billion were made (mainly provisions for share-based payments and litigations).

As of December 31, SEK 2.1 (1.9) billion (including social charges) of the closing balance relates to provisions for share-based payments, see note G3 “Share-based compensation” for more information. The cash outlays were SEK 1.7 billion in 2020 compared to the estimate of SEK 2.4 billion. For 2021, the cash outlays for other provisions are estimated to total approximately SEK 2.5 billion.